Derivative Instruments and Hedging Activities (Details) € in Millions, ₪ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 ILS (₪)	Mar. 31, 2022 EUR (€)
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 62.7
Gain (Loss) on derivative instrument	$ 0.4	$ 0.7
Designated as Hedging Instrument [Member] | Conversion to NIS [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | ₪			₪ 48.9
Designated as Hedging Instrument [Member] | Conversion to Euro [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €				€ 34.7